Supplemental Information (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 2,008	$ 2,055	$ 3,618	$ 1,263
Restricted cash	885	941
Accounts and notes receivable, net	9,514	8,811
Inventories, net	3,734	3,662
Deferred income taxes	659	645
Prepayments and other	560	1,013
Total current assets	21,592	21,243
Long-term receivables	6,654	5,680
Property, plant and equipment, net	2,220	1,936
Investments in unconsolidated subsidiaries and affiliates	345	506
Equipment on operating leases, net	767	666
Goodwill	2,416	2,413	2,385
Other intangible assets, net	653	671
Other assets	779	978
Total	35,426	34,093	31,589
LIABILITIES AND EQUITY
Current maturities of long-term debt	4,132	4,412
Current maturities of long-term debt-other	4,110	4,191
Short-term debt	3,797	4,072
Short-term debt-other	3,484	3,747
Accounts payable	2,821	2,952
Accrued liabilities	3,729	3,923
Total current liabilities	14,479	15,359
Long-term debt	10,134	8,626
Long-term debt-other	10,112	8,533
Pension, postretirement and other post employment benefits	1,826	1,713
Other liabilities	346	466
Redeemable Noncontrolling Interest	7	5
Equity:
Common shares, Euro 2.25 par value;	77	603
Paid-in capital	6,420	6,299
Treasury stock, 154,813 shares in 2012 and 2011, at cost	(8)	(8)
Retained earnings	315	1,597
Special reserve for Class B common shares	2,119
Accumulated other comprehensive income (loss)	(884)	(630)
Noncontrolling interests	62	63
Total equity	8,634	7,924
Total	35,426	34,093
Common Class B [Member]
Equity:
Common shares, Euro 2.25 par value;	533
Special reserve for Class B common shares	2,119
Equipment Operations [Member]
ASSETS
Cash and cash equivalents	827	1,251	2,934	290
Restricted cash
Accounts and notes receivable, net	806	880
Intersegment notes receivable	1,922	1,394
Inventories, net	3,734	3,662
Deferred income taxes	507	429
Prepayments and other	541	933
Total current assets	12,342	12,529
Long-term receivables	18	14
Intersegment long-term notes receivable	554	599
Property, plant and equipment, net	2,218	1,934
Investments in unconsolidated subsidiaries and affiliates	244	423
Investment in Financial Services	2,318	2,045
Equipment on operating leases, net		7
Goodwill	2,263	2,261
Other intangible assets, net	646	665
Other assets	642	703
Total	21,245	21,180
LIABILITIES AND EQUITY
Current maturities of long-term debt	1,275	682
Current maturities of long-term debt-other	1,275	617
Short-term debt	361	239
Short-term debt-other	259	64
Intersegment short-term debt and current maturities of intersegment long-term debt		95
Accounts payable	2,932	3,219
Accrued liabilities	3,384	3,564
Total current liabilities	7,952	7,704
Long-term debt	2,652	3,572
Long-term debt-other	2,079	2,974
Intersegment long term debt	554	598
Pension, postretirement and other post employment benefits	1,813	1,699
Other liabilities	188	277
Redeemable Noncontrolling Interest	7	5
Equity:
Preference shares, $1.00 par value; authorized and issued 74,800,000 shares in 2012 and 2011
Common shares, Euro 2.25 par value;	77	603
Paid-in capital	6,420	6,299
Treasury stock, 154,813 shares in 2012 and 2011, at cost	(8)	(8)
Retained earnings	315	1,597
Accumulated other comprehensive income (loss)	(884)	(630)
Noncontrolling interests	61	62
Total equity	8,633	7,923
Total	21,245	21,180
Equipment Operations [Member] | Common Class B [Member]
Equity:
Common shares, Euro 2.25 par value;	533
Special reserve for Class B common shares	2,119
Financial Services [Member]
ASSETS
Cash and cash equivalents	1,181	804	684	973
Restricted cash	885	941
Accounts and notes receivable, net	9,176	8,406
Intersegment notes receivable		95
Inventories, net
Deferred income taxes	152	216
Prepayments and other	19	80
Total current assets	11,640	10,678
Long-term receivables	6,636	5,666
Intersegment long-term notes receivable	554	598
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	101	83
Investment in Financial Services
Equipment on operating leases, net	767	659
Goodwill	153	152
Other intangible assets, net	7	6
Other assets	137	275
Total	19,997	18,119
LIABILITIES AND EQUITY
Current maturities of long-term debt	2,857	3,730
Current maturities of long-term debt-other	2,835	3,574
Short-term debt	5,358	5,322
Short-term debt-other	3,225	3,683
Intersegment short-term debt and current maturities of intersegment long-term debt	1,922	1,394
Accounts payable	351	199
Accrued liabilities	351	368
Total current liabilities	8,917	9,619
Long-term debt	8,590	6,251
Long-term debt-other	8,033	5,559
Intersegment long term debt	554	599
Pension, postretirement and other post employment benefits	13	14
Other liabilities	158	189
Redeemable Noncontrolling Interest
Equity:
Preference shares, $1.00 par value; authorized and issued 74,800,000 shares in 2012 and 2011	36	35
Common shares, Euro 2.25 par value;	156	156
Paid-in capital	1,483	1,415
Treasury stock, 154,813 shares in 2012 and 2011, at cost
Retained earnings	525	291
Accumulated other comprehensive income (loss)	118	148
Noncontrolling interests	1	1
Total equity	2,319	2,046
Total	19,997	18,119
Financial Services [Member] | Common Class B [Member]
Equity:
Common shares, Euro 2.25 par value;
Special reserve for Class B common shares
Fiat Industrial subsidiaries [Member]
ASSETS
Deposits in Fiat Industrial subsidiaries' cash management pools	4,232	4,116
LIABILITIES AND EQUITY
Current maturities of long-term debt	22	221
Short-term debt	313	325
Long-term debt	22	93
Fiat Industrial subsidiaries [Member] | Equipment Operations [Member]
ASSETS
Deposits in Fiat Industrial subsidiaries' cash management pools	4,005	3,980
LIABILITIES AND EQUITY
Current maturities of long-term debt		65
Short-term debt	102	80
Long-term debt	19
Fiat Industrial subsidiaries [Member] | Financial Services [Member]
ASSETS
Deposits in Fiat Industrial subsidiaries' cash management pools	227	136
LIABILITIES AND EQUITY
Current maturities of long-term debt	22	156
Short-term debt	211	245
Long-term debt	$ 3	$ 93